Income and other taxes - Reconciliation of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Beginning balance deferred tax liability (asset)	$ 144,254	$ 92,477
Deferred income tax expense	52,102	59,081
Deferred income tax expense included with the results from discontinued operations	0	3,264
Deferred tax payable included in the sale of the Nicaraguan Group	0	(10,568)
Net change in deferred taxes	52,102	51,777
Ending balance deferred tax liability (asset)	$ 196,356	$ 144,254